SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS International VIP

The following changes are effective on or about May 1, 2014.

All disclosure and references in the fund’s prospectuses to ”Credit risk” and ”Interest rate risk” are hereby deleted.

The following information replaces the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectuses.

Main investments. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund’s equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management intends to select approximately fifty stocks with the lowest positive Cash Return on Capital Invested (CROCI®) Economic Price Earnings Ratio from a universe comprising approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks. The CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/ book value divided by return on equity). At times, the number of stocks held in the fund may differ from fifty stocks as a result of corporate actions, mergers or other events.

The fund is reconstituted on a quarterly basis in accordance with the CROCI® strategy’s rules (re-selecting approximately fifty stocks that will make up the fund) and the regional weighting in the fund is targeted to match the regional weighting of the fund’s benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, a selection buffer is applied to attempt to reduce the annual turnover of the strategy. This buffer seeks to reduce portfolio turnover by limiting the replacement of a portfolio security to when its Economic P/E ratio exceeds a threshold determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund’s Advisor.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund’s exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

January 31, 2014 PROSTKR-329

The following disclosure is added under the ”MAIN RISKS” section within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses.

CROCI® risk. The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of the CROCI® Economic P/E Ratio is determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI® Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub–heading of the ”MANAGEMENT” section within the summary section of the fund’s prospectuses.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the “FUND DETAILS” section of the fund’s prospectuses:

Main investments. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund’s equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management intends to select approximately fifty stocks with the lowest positive Cash Return on Capital Invested (CROCI®) Economic Price Earnings Ratio from a universe comprising of approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks. The CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/ book value divided by return on equity). At times, the number of stocks held in the fund may differ from fifty stocks as a result of corporate actions, mergers or other events.

The fund is reconstituted on a quarterly basis in accordance with the CROCI® strategy’s rules (re-selecting approximately fifty stocks that will make up the fund) and the regional weighting in the fund is targeted to match the regional weighting of the fund’s benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, a selection buffer is applied to attempt to reduce the annual turnover of the strategy. This buffer seeks to reduce portfolio turnover by limiting the replacement of a portfolio security to when its Economic P/E ratio exceeds a threshold determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund’s Advisor.

CROCI® Investment Process. The CROCI® Investment Process is based on the belief that the data used in traditional valuations (i.e. accounting data) does not accurately appraise assets, reflect all liabilities or represent the real value of a company. This is because the accounting rules are not always designed specifically for investors and often utilize widely differing standards which can make measuring the real asset value of companies difficult. The CROCI® Investment Process seeks to generate data that will enable valuation comparisons on a consistent basis, resulting in an effective and efficient stock selection process targeting investment in real value.

Many technical aspects of the generally accepted accounting principles of large financial companies make these companies poorly suited to consistent valuation using standards maintained by the CROCI® Investment Strategy and Valuation Group. Accordingly, financial stocks have been excluded from the fund’s investable universe.

January 31, 2014 PROSTKR-329

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund’s exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following disclosure is added under the ”WHO MANAGES AND OVERSEES THE FUND” section within the ”FUND DETAILS” section of the fund’s prospectuses.

The Advisor has entered into an agreement with an affiliate of the Advisor to license the fund’s CROCI® strategy. The  Advisor, not the fund, is responsible for paying the licensing fees.

CROCI® Investment Strategy and Valuation Group. The CROCI® Investment Strategy and Valuation Group is part of Deutsche Asset & Wealth Management, a division of the Deutsche Bank Group. Prior to October 15, 2013 it was part of the DB Research Group.

The CROCI® Investment Strategy and Valuation Group is responsible for devising the CROCI® strategy and calculating the CROCI® Economic P/E Ratios. The CROCI® Investment Strategy and Valuation Group is not responsible for the management of the fund and does not act in a fiduciary capacity in relation to the fund or the investors in the fund.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub–heading of the ”FUND DETAILS” section of the fund’s prospectuses.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

■	Senior Portfolio Manager, Head of Tax Managed Equities: New York.

■
Joined Deutsche Asset & Wealth Management in 2003 with 7 years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc and Morgan Stanley.

■	PhD in Chemistry, Princeton University; CFA Charterholder.

Please Retain This Supplement for Future Reference

3